INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	34.00%
Operating loss carry forwards	$ (21,144)	$ (4,375)
Operating loss carry forwards, expire year	2037